Segment Reporting (Details) - Consolidating Assets, by Segment - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	$ 17,769	$ 21,105	$ 11,029
Urgent And Primary Care [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	12,137	11,958	0
Ancillary Network [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	4,515	5,202	4,404
Shared Services [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	$ 1,117	$ 3,945	$ 6,625